Leases - Components of Lease Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease costs	$ 3,356	$ 2,552
Amortization of right-of-use assets		583
Interest on lease liabilities		95
Total finance lease costs		$ 678